SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

CAPITAL STOCK

Share class	Number of shares authorized for issue	Features		Voting rights
Preferred shares	400,000,000	●	Without par value	●	None
		●	Issuable in series, with rights and terms of each series to be fixed by the Board prior to the issue of any series
RCI Class A Voting Shares	112,474,388	●	Without par value	●	Each share entitled to 50 votes
		●	Each share can be converted into one Class B Non-Voting share
RCI Class B Non-Voting Shares	1,400,000,000	●	Without par value	●	None

RCI's Articles of Continuance under the Business Corporations Act (British Columbia) impose restrictions on the transfer, voting, and issue of Class A Shares and Class B Non-Voting Shares to ensure we remain qualified to hold or obtain licences required to carry on certain of our business undertakings in Canada. We are authorized to refuse to register transfers of any of our shares to any person who is not a Canadian, as defined in RCI's Articles of Continuance, in order to ensure that Rogers remains qualified to hold the licences referred to above.

DIVIDENDS
We declared and paid the following dividends on our outstanding Class A Shares and Class B Non-Voting Shares:

		Dividend per
Date declared	Date paid	share (dollars)

January 26, 2017	April 3, 2017	0.48
April 18, 2017	July 4, 2017	0.48
August 17, 2017	October 3, 2017	0.48
October 19, 2017	January 2, 2018	0.48
		1.92

January 27, 2016	April 1, 2016	0.48
April 18, 2016	July 4, 2016	0.48
August 11, 2016	October 3, 2016	0.48
October 20, 2016	January 3, 2017	0.48
		1.92

The holders of Class A Shares are entitled to receive dividends at the rate of up to five cents per share but only after dividends at the rate of five cents per share have been paid or set aside on the Class B Non-Voting Shares. Class A Shares and Class B Non-Voting Shares therefore participate equally in dividends above $0.05 per share.

On January 24, 2018, the Board declared a quarterly dividend of $0.48 per Class A Voting Share and Class B Non-Voting Share, to be paid on April 3, 2018, to shareholders of record on March 12, 2018.